Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Other Non-Current Liabilities
14
. Other
Non-Current
Liabilities
Other
non-current
liabilities consisted of the following:

	December 31 , 2023	December 31 , 2022
Guaranteed revenue program deposits	$—	$37,500
Fractional ownership deposits	16,686	3,636
PPP loan	—	339
Other	26	28

	$16,712	$41,503